Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Line Items]
Schedule of Rate of Depreciation of Property, Plant and Equipment [Table Text Block]
Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

Years

Computers, peripheral, and scientific equipment	3
Office furniture and equipment	3

Comprehensive Income (Loss) [Table Text Block]
The following table provides details with respect to changes in accumulated other comprehensive loss, which is comprised of foreign currency translation adjustments, as presented in the balance sheets at December 31, 2018 and 2017:

Balance January 1, 2016	$156,480
Net current period other comprehensive income	(436,577)
Balance December 31, 2016	(280,097)
Net current period other comprehensive loss	43,851
Balance December 31, 2017	(236,246)
Net current period other comprehensive income	(116,180)
Balance December 31, 2018	$(352,426)